Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Common stock	Treasury shares		Share Premium	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 6,327		[1]	$ 85,597,939	$ (7,557,999)	$ (139,487,178)	$ (61,440,911)
Balance (in Shares) at Dec. 31, 2024		63,272,419
Balance (in Shares) at Dec. 31, 2024	[1]
Net loss				[1]			(10,069,264)	(10,069,264)
Compensation of share-based awards to employees				[1]	252,836			252,836
Exercise of shared-based awards		$ 1,287		[1]	2,887,966			2,889,253
Exercise of shared-based awards (in Shares)		12,874,175
Exercise of employee share options		$ 10		[1]	166,261			166,271
Exercise of employee share options (in Shares)		97,765
Balance at Mar. 31, 2025		$ 7,624		[1]	88,905,002	(7,557,999)	(149,556,442)	(68,201,815)
Balance (in Shares) at Mar. 31, 2025		76,244,359
Balance (in Shares) at Mar. 31, 2025	[1]
Balance at Dec. 31, 2025		$ 8,604	$ (367,632)	[1]	121,762,359	(7,557,999)	(180,933,216)	(67,087,884)
Balance (in Shares) at Dec. 31, 2025		86,042,726
Balance (in Shares) at Dec. 31, 2025	[1]		132,524
Net loss				[1]			(7,426,566)	(7,426,566)
Compensation of share-based awards to employees	[2]			[1]	263,540			263,540
Exercise of shared-based awards		$ 4		[1]	1,958,378			1,958,382
Exercise of shared-based awards (in Shares)		33,590
Balance at Mar. 31, 2026		$ 8,608	$ (367,632)	[1]	$ 123,984,277	$ (7,557,999)	$ (188,359,782)	$ (72,292,528)
Balance (in Shares) at Mar. 31, 2026		86,076,316
Balance (in Shares) at Mar. 31, 2026	[1]		132,524

[1]	Under the share repurchase program, the Group repurchased 132,524 shares during the year ended December 31, 2025. The treasury shares are accounted for at cost.
[2]	Stock-based compensation expense was US$ 263,540 for the three months ended March 31, 2026 (2025: US$ 252,836). Such expense is included within general and administrative expenses. There were no new stock-based awards granted and no modifications of existing awards during the period. The Group continues to recognize compensation expenses related to previously granted awards over the requisite service periods.